J.P. Morgan Mortgage Trust 2021-9 ABS-15G

Exhibit 99.18

SellerLoanID	Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302424266	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302490694	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2.1; XXXX CDA in file reflects 0.00% variance from appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302492587	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302508012	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302508215	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302526611	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302526646	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Incorrect Section- The Title-Fedex Fee was included in Section H of the PCCD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the originals appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302528823	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302533610	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is 2, and CDA reflects 0.00% variance from appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302585394	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302372921	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XXXX desk review which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302473057	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (XX/XX/XXXX 4:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score is 2.0 which is acceptable for loan amounts up to $XX.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302423548	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) DTI - Exceeds Guidelines-

The DTI exceeds Originator Guidelines. A letter from the borrower in file reflected the intent to pay off a Discover card with a balance of $XXXX and a payment of $XXXX per month. There was no documentation in file to support liquidation of the Discover debt. As a result the DTI was excessive at XX%.

Response 1 (XX/XX/XXXX 10:23AM)
Payoff occurred after bank statements in file, which resulted in a reserve shortage.(Upheld)

Response 2 (XX/XX/XXXX 6:47PM)
Statements provided were provided in the original package and included in total assets at review. Reserve shortage stands. (Upheld)

Response 3 (XX/XX/XXXX 8:00AM)
$XXXX POC plus $XXXX EMD, plus $XXXX cash to close plus $XXXX reserves = total required funds of $XXXX. Total funds of $XXXX less XXXX payment of $XXXX leaves $XXXX which is short by $XXXX. (Upheld)

Response 4 (XX/XX/XXXX 8:54AM)
Duplicate documentation received. A reserve shortage exists if the XXXX payment is subtracted. (Upheld)

Response 5 (XX/XX/XXXX 2:15PM)
Documentation received is not sufficient. Statement provided only covers one month and partially redacted including the ending balance. Unredacted statements covering 2 months are required if counting towards available funds. (Upheld)

Response 6 (XX/XX/XXXX 9:32PM)
Statement will be accepted only if un-redacted copy is provided. (Upheld)

Response 7 (XX/XX/XXXX 9:36PM)
Upon further review, the account is acceptable, as it is only clearing the specific XXXX payoff funds documentation requirement. (Resolved)
									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a Desk Review which supported the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302460755	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller name/address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii) (Open) TRID - CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)	(Clear) Contract - Missing- The file contained no evidence of a properly executed sales contract. The loan file was missing the entire purchase agreement. Response 1 (XX/XX/XXXX 5:36PM) Documentation received is sufficient. (Resolved) (Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The borrowers are taking title in their trust, Coville Family Revocable Trust, however, the loan file did not contain any trust documents. Response 1 (XX/XX/XXXX 5:37PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained an XX Appraisal Department desk review confirming the original appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302527653	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Second Appraisal Fee.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The subject is an attached single family residence. The subject Note amount is $XXXX. The Homeowners insurance dwelling coverage was $XXXX including other structures. The appraisal did not indicate an estimated cost new and a reconstruction cost estimate was not provided. The insurance coverage provided was not sufficient to support the Note amount.

Response 1 (XX/XX/XXXX 10:43AM)
Documentation received is sufficient. (Resolved)
									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX Desk Review was provided and supported the appraised value of the subject.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302473051	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (XX/XX/XXXX 11:18AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued on XX/XX/XXXX: Reinspection Fee and Second Appraisal Fee.

(Open) TRID - CD - Incorrect Section-

The Settlement/Closing Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C since the provider of service was not listed onthe Service Provider List. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Acceptable Desk Review provided in the loan file.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302477416	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Credit Report.

(Open) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)

(Open) TRID - CD - Incorrect Section-

The Escrow Fee, Lender Tile Insurance and Recording Service Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C since the provider of service was not listed onthe Service Provider List. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302477413	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value of the subject property.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302486627	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (XX/XX/XXXX 5:40PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date (XX/XX/XXXX) is before the third business day following consummation (XX/XX/XXXX). Truth in Lending Act (Regulation Z) 12 CFR 1026.23(b)(1)(v), (a)

Response 1 (XX/XX/XXXX 5:41PM)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XX Desk Review which supports value in the origination appraisal report.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302490731	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Credit Report.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan amount is < $XXXX and the loan file contained the CU score of 1.7 which supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302587124	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated XX/XX/XXXX. Consummation date, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 4:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

Response 1 (XX/XX/XXXX 4:15PM)
Seller agrees.(Acknowledged)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a Desk Review required when the CU score exceeds 2.5 which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302595241	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Desk Review supports appraised value for loan amounts up to $XXXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A